Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Value Line Mid Cap Focused Fund, Inc.
Entity Central Index Key	0000102756
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000193014
Shareholder Report [Line Items]
Fund Name	Value Line Mid Cap Focused Fund, Inc.
Class Name	Institutional
Trading Symbol	VLMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Value Line Mid Cap Focused Fund, Inc. (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.vlfunds.com. You can also request this information by contacting us at 1-800-243-2729 or investorservices@vlfunds.com.
Additional Information Phone Number	1-800-243-2729
Additional Information Email	investorservices@vlfunds.com
Additional Information Website	www.vlfunds.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$85	0.85%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund's Institutional Class generated a total return of 1.02% during the 12 months ended December 31, 2025.

• The Fund underperformed the S&P MidCap 400® Index due primarily to stock selection overall.

• The Fund was hurt most significantly by stock selection in the information technology sector. Stock selection in the financials sector and having no holdings in communication services, the strongest sector in the S&P MidCap 400® Index in 2025, also detracted.

• Effective stock selection in consumer staples, an overweighted allocation to the strong industrials sector and an underweighted allocation in consumer discretionary, the weakest sector in the S&P MidCap 400® Index during the annual period, contributed most positively.

• The Fund’s relative results were hurt most by positions in research and advisory firm Gartner, integrated software and technology services provider exclusively for the public sector Tyler Technologies and climate control solutions provider Lennox International. Each experienced a double-digit share price decline during the 12-month period due to weaker than expected operating performance.

• Among the individual stocks that contributed most positively to the Fund’s relative results were Monolithic Power Systems, which designs and markets high-performance, semiconductor-based power management solutions; HEICO, which designs, manufactures and sells aerospace, defense and electronic related products and services; and Comfort Systems USA, a provider of mechanical, electrical and plumbing building systems. Monolithic Power Systems and HEICO each enjoyed a double-digit share price gain and Comfort Systems USA a triple-digit share price gain during the annual period, in each case because of stronger than expected operating performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represent past performance and are no guarantee of future performance. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data includes reinvestments of all dividends and distributions but does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Line Graph [Table Text Block]
	Value Line Mid Cap Focused Fund Inc.-Institutional Class	S&P MidCap 400® Index	S&P 500® Index
8/14/2017	$10,000	$10,000	$10,000
8/31/2017	$10,071	$10,126	$10,139
9/30/2017	$10,247	$10,523	$10,348
10/31/2017	$10,488	$10,761	$10,589
11/30/2017	$10,701	$11,157	$10,914
12/31/2017	$10,689	$11,181	$11,035
1/31/2018	$11,274	$11,502	$11,667
2/28/2018	$10,940	$10,992	$11,237
3/31/2018	$10,956	$11,094	$10,951
4/30/2018	$10,851	$11,066	$10,994
5/31/2018	$11,073	$11,522	$11,258
6/30/2018	$11,335	$11,571	$11,328
7/31/2018	$11,875	$11,775	$11,749
8/31/2018	$12,454	$12,151	$12,132
9/30/2018	$12,660	$12,018	$12,201
10/31/2018	$11,697	$10,871	$11,367
11/30/2018	$12,137	$11,210	$11,599
12/31/2018	$11,221	$9,942	$10,551
1/31/2019	$12,081	$10,982	$11,397
2/28/2019	$12,801	$11,447	$11,763
3/31/2019	$13,205	$11,382	$11,991
4/30/2019	$13,703	$11,840	$12,477
5/31/2019	$13,445	$10,896	$11,684
6/30/2019	$14,358	$11,729	$12,508
7/31/2019	$14,499	$11,868	$12,687
8/31/2019	$14,721	$11,370	$12,486
9/30/2019	$14,634	$11,718	$12,720
10/31/2019	$14,639	$11,851	$12,996
11/30/2019	$15,166	$12,203	$13,467
12/31/2019	$15,225	$12,546	$13,874
1/31/2020	$15,772	$12,219	$13,868
2/29/2020	$14,594	$11,059	$12,727
3/31/2020	$12,685	$8,820	$11,155
4/30/2020	$13,500	$10,071	$12,585
5/31/2020	$14,916	$10,807	$13,184
6/30/2020	$14,838	$10,943	$13,446
7/31/2020	$15,808	$11,448	$14,204
8/31/2020	$16,362	$11,850	$15,225
9/30/2020	$15,957	$11,465	$14,647
10/31/2020	$15,802	$11,715	$14,257
11/30/2020	$17,480	$13,387	$15,818
12/31/2020	$18,307	$14,260	$16,426
1/31/2021	$17,365	$14,474	$16,260
2/28/2021	$17,823	$15,459	$16,709
3/31/2021	$18,507	$16,181	$17,441
4/30/2021	$19,603	$16,909	$18,371
5/31/2021	$19,493	$16,943	$18,500
6/30/2021	$19,777	$16,769	$18,932
7/31/2021	$20,447	$16,827	$19,381
8/31/2021	$20,970	$17,155	$19,971
9/30/2021	$19,777	$16,474	$19,042
10/31/2021	$21,021	$17,443	$20,376
11/30/2021	$20,576	$16,931	$20,235
12/31/2021	$22,012	$17,791	$21,142
1/31/2022	$20,319	$16,508	$20,048
2/28/2022	$20,172	$16,692	$19,447
3/31/2022	$20,829	$16,923	$20,169
4/30/2022	$19,486	$15,720	$18,411
5/31/2022	$19,381	$15,838	$18,444
6/30/2022	$18,332	$14,314	$16,922
7/31/2022	$19,829	$15,867	$18,482
8/31/2022	$19,213	$15,375	$17,728
9/30/2022	$17,905	$13,962	$16,096
10/31/2022	$19,367	$15,430	$17,399
11/30/2022	$20,857	$16,374	$18,371
12/31/2022	$19,954	$15,467	$17,313
1/31/2023	$21,229	$16,895	$18,400
2/28/2023	$20,929	$16,588	$17,951
3/31/2023	$21,342	$16,056	$18,611
4/30/2023	$21,259	$15,930	$18,901
5/31/2023	$21,034	$15,422	$18,983
6/30/2023	$22,384	$16,835	$20,238
7/31/2023	$22,504	$17,529	$20,888
8/31/2023	$22,489	$17,022	$20,555
9/30/2023	$21,492	$16,128	$19,575
10/31/2023	$20,719	$15,267	$19,163
11/30/2023	$22,909	$16,566	$20,914
12/31/2023	$24,420	$18,010	$21,864
1/31/2024	$24,555	$17,701	$22,231
2/29/2024	$25,871	$18,753	$23,418
3/31/2024	$26,299	$19,802	$24,172
4/30/2024	$24,675	$18,610	$23,184
5/31/2024	$25,337	$19,427	$24,334
6/30/2024	$25,645	$19,120	$25,207
7/31/2024	$27,149	$20,230	$25,514
8/31/2024	$27,931	$20,214	$26,133
9/30/2024	$28,209	$20,448	$26,691
10/31/2024	$27,014	$20,303	$26,449
11/30/2024	$28,269	$22,092	$28,001
12/31/2024	$26,341	$20,518	$27,334
1/31/2025	$27,171	$21,308	$28,095
2/28/2025	$26,661	$20,382	$27,729
3/31/2025	$26,166	$19,266	$26,166
4/30/2025	$25,900	$18,832	$25,989
5/31/2025	$26,668	$19,849	$27,625
6/30/2025	$27,262	$20,559	$29,029
7/31/2025	$27,034	$20,892	$29,681
8/31/2025	$26,980	$21,601	$30,283
9/30/2025	$27,308	$21,700	$31,388
10/31/2025	$26,661	$21,599	$32,123
11/30/2025	$27,224	$22,041	$32,202
12/31/2025	$26,610	$22,057	$32,221

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since InceptionFootnote Reference*
Institutional Class	1.02%	7.77%	12.38%
S&P MidCap 400® Index	7.50%	9.12%	9.90%
S&P 500® Index	17.88%	14.42%	14.98%

Performance Inception Date	Aug. 14, 2017
AssetsNet	$ 1,648,089,783
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 12,267,698
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,648,089,783
# of Portfolio Holdings	37
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$12,267,698

Holdings [Text Block]

Asset Allocation (% of Net Assets)

Value	Value
Common Stocks	97.0%
Cash & Other Assets - Net	3.0%

Sector Weightings (% of Total Investments In Securities)*

Value	Value
Consumer Discretionary	4.7%
Consumer Staples	6.0%
Financials	16.4%
Healthcare	17.5%
Information Technology	25.4%
Industrials	30.0%

* Excludes Short-term Investments, if any.

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)*

HEICO Corp.	6.2%
Casey's General Stores, Inc.	5.8%
MSCI, Inc.	5.6%
Waste Connections, Inc.	5.6%
Tyler Technologies, Inc.	5.4%
STERIS PLC	4.8%
W.R. Berkley Corp.	4.5%
Monolithic Power Systems, Inc.	4.3%
IQVIA Holdings, Inc.	4.2%
Lennox International, Inc.	4.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-243-2729
Updated Prospectus Email Address	investorservices@vlfunds.com
C000020635
Shareholder Report [Line Items]
Fund Name	Value Line Mid Cap Focused Fund, Inc.
Class Name	Investor
Trading Symbol	VLIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Value Line Mid Cap Focused Fund, Inc. (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.vlfunds.com. You can also request this information by contacting us at 1-800-243-2729 or investorservices@vlfunds.com.
Additional Information Phone Number	1-800-243-2729
Additional Information Email	investorservices@vlfunds.com
Additional Information Website	www.vlfunds.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$109	1.09%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund's Investor Class generated a total return of 0.80% during the 12 months ended December 31, 2025.

• The Fund underperformed the S&P MidCap 400® Index due primarily to stock selection overall.

• The Fund was hurt most significantly by stock selection in the information technology sector. Stock selection in the financials sector and having no holdings in communication services, the strongest sector in the S&P MidCap 400® Index in 2025, also detracted.

• Effective stock selection in consumer staples, an overweighted allocation to the strong industrials sector and an underweighted allocation in consumer discretionary, the weakest sector in the S&P MidCap 400® Index during the annual period, contributed most positively.

• The Fund’s relative results were hurt most by positions in research and advisory firm Gartner, integrated software and technology services provider exclusively for the public sector Tyler Technologies and climate control solutions provider Lennox International. Each experienced a double-digit share price decline during the 12-month period due to weaker than expected operating performance.

• Among the individual stocks that contributed most positively to the Fund’s relative results were Monolithic Power Systems, which designs and markets high-performance, semiconductor-based power management solutions; HEICO, which designs, manufactures and sells aerospace, defense and electronic related products and services; and Comfort Systems USA, a provider of mechanical, electrical and plumbing building systems. Monolithic Power Systems and HEICO each enjoyed a double-digit share price gain and Comfort Systems USA a triple-digit share price gain during the annual period, in each case because of stronger than expected operating performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represent past performance and are no guarantee of future performance. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data includes reinvestments of all dividends and distributions but does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Line Graph [Table Text Block]
	Value Line Mid Cap Focused Fund Inc.-Investor Class	S&P MidCap 400® Index	S&P 500® Index
12/15	$10,000	$10,000	$10,000
01/16	$9,600	$9,431	$9,504
02/16	$9,633	$9,564	$9,491
03/16	$10,294	$10,378	$10,135
04/16	$10,300	$10,506	$10,174
05/16	$10,560	$10,748	$10,357
06/16	$10,754	$10,793	$10,384
07/16	$10,907	$11,256	$10,766
08/16	$11,014	$11,312	$10,782
09/16	$10,947	$11,240	$10,784
10/16	$10,734	$10,939	$10,587
11/16	$11,061	$11,815	$10,979
12/16	$11,094	$12,074	$11,196
01/17	$11,306	$12,276	$11,408
02/17	$11,810	$12,598	$11,861
03/17	$11,837	$12,550	$11,875
04/17	$12,267	$12,654	$11,997
05/17	$12,642	$12,593	$12,166
06/17	$12,437	$12,797	$12,242
07/17	$12,724	$12,910	$12,494
08/17	$12,533	$12,711	$12,532
09/17	$12,744	$13,209	$12,790
10/17	$13,051	$13,508	$13,089
11/17	$13,310	$14,005	$13,490
12/17	$13,295	$14,035	$13,640
01/18	$14,016	$14,439	$14,421
02/18	$13,600	$13,799	$13,890
03/18	$13,614	$13,927	$13,537
04/18	$13,475	$13,891	$13,589
05/18	$13,752	$14,464	$13,916
06/18	$14,071	$14,525	$14,002
07/18	$14,743	$14,781	$14,523
08/18	$15,457	$15,253	$14,996
09/18	$15,713	$15,086	$15,081
10/18	$14,514	$13,646	$14,050
11/18	$15,055	$14,072	$14,337
12/18	$13,922	$12,480	$13,042
01/19	$14,979	$13,785	$14,087
02/19	$15,868	$14,369	$14,540
03/19	$16,370	$14,288	$14,822
04/19	$16,982	$14,862	$15,422
05/19	$16,662	$13,677	$14,442
06/19	$17,784	$14,723	$15,460
07/19	$17,958	$14,898	$15,682
08/19	$18,228	$14,273	$15,434
09/19	$18,111	$14,710	$15,723
10/19	$18,119	$14,876	$16,063
11/19	$18,767	$15,319	$16,646
12/19	$18,837	$15,749	$17,149
01/20	$19,510	$15,338	$17,142
02/20	$18,046	$13,882	$15,731
03/20	$15,682	$11,072	$13,788
04/20	$16,687	$12,642	$15,555
05/20	$18,438	$13,566	$16,296
06/20	$18,335	$13,737	$16,620
07/20	$19,532	$14,370	$17,558
08/20	$20,204	$14,875	$18,820
09/20	$19,702	$14,392	$18,105
10/20	$19,510	$14,705	$17,623
11/20	$21,571	$16,804	$19,552
12/20	$22,596	$17,900	$20,304
01/21	$21,430	$18,170	$20,099
02/21	$21,989	$19,405	$20,653
03/21	$22,828	$20,312	$21,558
04/21	$24,170	$21,226	$22,708
05/21	$24,026	$21,268	$22,867
06/21	$24,377	$21,050	$23,401
07/21	$25,192	$21,123	$23,956
08/21	$25,839	$21,534	$24,685
09/21	$24,361	$20,679	$23,537
10/21	$25,887	$21,896	$25,186
11/21	$25,336	$21,253	$25,011
12/21	$27,089	$22,332	$26,132
01/22	$25,008	$20,722	$24,780
02/22	$24,817	$20,953	$24,038
03/22	$25,624	$21,243	$24,931
04/22	$23,967	$19,734	$22,757
05/22	$23,837	$19,881	$22,798
06/22	$22,537	$17,969	$20,916
07/22	$24,375	$19,918	$22,845
08/22	$23,612	$19,300	$21,913
09/22	$21,999	$17,526	$19,895
10/22	$23,785	$19,369	$21,506
11/22	$25,615	$20,554	$22,708
12/22	$24,500	$19,416	$21,399
01/23	$26,058	$21,208	$22,744
02/23	$25,687	$20,823	$22,189
03/23	$26,188	$20,155	$23,004
04/23	$26,077	$19,997	$23,363
05/23	$25,798	$19,359	$23,464
06/23	$27,450	$21,132	$25,015
07/23	$27,589	$22,004	$25,818
08/23	$27,570	$21,368	$25,407
09/23	$26,346	$20,245	$24,196
10/23	$25,390	$19,164	$23,687
11/23	$28,071	$20,794	$25,850
12/23	$29,916	$22,607	$27,025
01/24	$30,074	$22,220	$27,479
02/24	$31,679	$23,540	$28,946
03/24	$32,199	$24,857	$29,878
04/24	$30,204	$23,361	$28,657
05/24	$31,011	$24,386	$30,078
06/24	$31,382	$24,001	$31,157
07/24	$33,210	$25,394	$31,537
08/24	$34,166	$25,374	$32,302
09/24	$34,500	$25,668	$32,992
10/24	$33,034	$25,486	$32,692
11/24	$34,565	$27,732	$34,611
12/24	$32,197	$25,756	$33,786
01/25	$33,200	$26,747	$34,727
02/25	$32,582	$25,585	$34,274
03/25	$31,963	$24,185	$32,343
04/25	$31,635	$23,640	$32,124
05/25	$32,563	$24,916	$34,146
06/25	$33,284	$25,808	$35,882
07/25	$32,994	$26,226	$36,687
08/25	$32,928	$27,116	$37,431
09/25	$33,322	$27,240	$38,797
10/25	$32,525	$27,113	$39,706
11/25	$33,209	$27,668	$39,803
12/25	$32,454	$27,688	$39,827

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Investor Class	0.80%	7.51%	12.49%
S&P MidCap 400® Index	7.50%	9.12%	10.72%
S&P 500® Index	17.88%	14.42%	14.82%

AssetsNet	$ 1,648,089,783
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 12,267,698
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,648,089,783
# of Portfolio Holdings	37
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$12,267,698

Holdings [Text Block]

Asset Allocation (% of Net Assets)

Value	Value
Common Stocks	97.0%
Cash & Other Assets - Net	3.0%

Sector Weightings (% of Total Investments In Securities)*

Value	Value
Consumer Discretionary	4.7%
Consumer Staples	6.0%
Financials	16.4%
Healthcare	17.5%
Information Technology	25.4%
Industrials	30.0%

* Excludes Short-term Investments, if any.

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)*

HEICO Corp.	6.2%
Casey's General Stores, Inc.	5.8%
MSCI, Inc.	5.6%
Waste Connections, Inc.	5.6%
Tyler Technologies, Inc.	5.4%
STERIS PLC	4.8%
W.R. Berkley Corp.	4.5%
Monolithic Power Systems, Inc.	4.3%
IQVIA Holdings, Inc.	4.2%
Lennox International, Inc.	4.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-243-2729
Updated Prospectus Email Address	investorservices@vlfunds.com